Condensed Consolidated Statement of Changes in Shareholders' Equity Statement (USD $) In Millions, except Share data	Total	Ordinary Shares	Treasury Shares	Additional Paid-In Capital	Retained Earnings	Contributed Surplus	Parent Company Investment	Accumulated Other Comprehensive Income
Beginning balance at Sep. 24, 2010	$ 1,835.9	$ 0					$ 1,749.3	$ 86.6
Beginning balance, ordinary shares at Sep. 24, 2010		0
Net income	150.7						150.7
Currency translation adjustments	(0.5)							(0.5)
Change in derivatives, net of tax	0
Minimum pension liability, net of tax	12.4							12.4
Net transfers to parent	(209.8)						(209.8)
Ending balance at Sep. 30, 2011	1,788.7	0					1,690.2	98.5
Ending balance, ordinary shares at Sep. 30, 2011		0
Net income	134.6						134.6
Currency translation adjustments	(2.9)							(2.9)
Change in derivatives, net of tax	0
Minimum pension liability, net of tax	(10.7)							(10.7)
Net transfers to parent	(17.8)						(17.8)
Ending balance at Sep. 28, 2012	1,891.9	0				0	1,807.0	84.9
Ending balance, ordinary shares at Sep. 28, 2012	0	0
Ending balance, treasury shares at Sep. 28, 2012	0
Net income	58.8				33.5		25.3
Currency translation adjustments	1.5							1.5
Change in derivatives, net of tax	(7.3)							(7.3)
Minimum pension liability, net of tax	34.2							34.2
Net transfers to parent	(515.9)						(515.9)
Separation related adjustments	(214.7)						(209.9)	(4.8)
Transfer of parent company investment to contributed surplus	0					1,106.5	(1,106.5)
Transfer of contributed surplus to distributable reserves	0			1,095.0		(1,095.0)
Share options exercised	0.6			0.6
Share-based compensation	6.5			6.5
Issuance of ordinary shares, shares		57,700,000
Issuance of ordinary shares, value	0	11.5				(11.5)
Ending balance at Sep. 27, 2013	1,255.6	11.5	0	1,102.1	33.5	0	0	108.5
Ending balance, ordinary shares at Sep. 27, 2013	57,713,390	57,700,000
Ending balance, treasury shares at Sep. 27, 2013	483		0
Net income	57.2				57.2
Currency translation adjustments	(2.0)							(2.0)
Change in derivatives, net of tax	0.2							0.2
Minimum pension liability, net of tax	(0.3)							(0.3)
Share options exercised (in shares)		400,000
Share options exercised	20.1	0.1		20.0
Vesting of restricted shares (in shares)		300,000
Vesting of restricted shares (in usd)	0	0.1		(0.1)
Share-based compensation	9.4			9.4
Repurchase of shares (in usd)	(1.8)		(1.8)
Ending balance at Mar. 28, 2014	$ 1,338.4	$ 11.7	$ (1.8)	$ 1,131.4	$ 90.7			$ 106.4
Ending balance, ordinary shares at Mar. 28, 2014	58,443,505	58,400,000
Ending balance, treasury shares at Mar. 28, 2014	30,627		0